UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Arno
Title:     Investment Manager
Phone:     212 389-8000
Signature, Place and Date of Signing:

    Andrew Arno  January 23, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    2950



List of Other Included Managers:

 No.  13F File Number     Name

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D EP MEDSYSTEMS  COM STK         COMMON STOCK     26881P103       23    16900 SH       SOLE     01           16900        0        0
D NUTRITION 21 INC  COM STK      COMMON STOCK     67069V108       85    50024 SH       SOLE     01           50024        0        0
D SYNCHRONOSS TECHNOLO GIES INC  COMMON STOCK     87157B103     2366   172414 SH       SOLE     01          172414        0        0
D ZIX CORP  COM STK              COMMON STOCK     98974P100      476   400000 SH       SOLE     01          400000        0        0
S REPORT SUMMARY                  4 DATA RECORDS                2950        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED